Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Nov. 24, 2014
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized to be repurchased			8,000,000.0
Common stock, value authorized to be repurchased			$ 30,000,000.0
Shares repurchased, aggregate cost	$ 21,760,000	$ 8,240,000
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	232,770,000	232,770,000
Common stock, shares outstanding	211,207,000	215,784,000
Quantum Pacific Gibraltar Limited
Schedule Of Stockholders Equity [Line Items]
Percentage of common shares issued compared to outstanding	71.00%
Treasury Shares
Schedule Of Stockholders Equity [Line Items]
Shares repurchased (in shares)	5,590,000	1,669,000
Shares repurchased, aggregate cost	$ 21,760,000	$ 8,240,000